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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	VK-CE-MUNI-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–161.77%(a)

Alabama–1.42%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	$1,245	$1,401,671
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,245	1,391,649
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,150	2,260,596
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	1,650	1,869,912
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,729,761
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,257,768
				10,911,357

Alaska–0.49%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,160	3,587,169
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/2016	190	190,895
				3,778,064

Arizona–3.04%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,381,162
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	1,700	1,875,695
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	2,545	2,808,026
Series 2011 A, Ref. Sub. Highway RB (c)	5.25%	07/01/2032	2,500	2,928,100
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	558,230
Series 2010, RB	5.13%	05/15/2040	1,100	1,233,914
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	1,035	1,076,876
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/2016	715	732,925
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	640	607,750
Series 2009, Education RB	7.13%	01/01/2045	610	582,337
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	500	556,980
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,336,916
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	2,245	2,282,963
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	2,050	2,280,010
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,207,404
				23,449,288

California–12.93%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/2020	4,000	3,665,040
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/2035	170	170,180
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	6,000	6,573,960
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2019	2,500	2,827,275
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.13%	04/01/2019	4,000	4,540,040

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	$800	$561,296
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	775	853,252
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	975	1,073,075
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	975	1,072,422
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	575	631,856
Series 2008 AE, Water System RB (c)	5.00%	12/01/2028	975	1,074,070
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,000	1,145,210
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,186,180
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/2023	1,510	1,550,347
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/2028	3,700	3,768,080
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,375	1,511,043
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	1,600	1,719,088
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	3,535	3,772,587
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,467,674
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	855	904,308
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,327,537
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,205	1,384,714
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	695	798,652
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,404,815
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,148,140
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,341,347
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,808,970
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	415	426,404
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/2034	4,125	1,955,456
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,575	4,514,793
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,525	5,040,236
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,306,653
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,392,190
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (c)	5.00%	07/01/2043	3,500	4,021,955
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,123,150
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,361,232
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	100	106,857
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,125	1,244,970
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,588,558
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/2036	4,110	4,764,805
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	775	889,282
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	1,550	1,770,038
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	3,360	3,926,261
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	765,118
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,774,075
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	645	711,596
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,455	1,606,189
				99,570,976

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–4.23%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2041	$3,850	$4,274,270
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/2036	4,875	5,139,323
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,819,602
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	294,976
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	348,053
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,241,482
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,625,176
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,083,267
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	855	867,671
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/2026	1,000	1,122,940
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/2037	5,845	6,620,982
Series 2013 A, Enterprise RB (c)	5.00%	06/01/2043	5,465	6,132,003
				32,569,745

Connecticut–0.55%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/2024	2,840	2,849,684
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,200	1,372,968
				4,222,652

District of Columbia–4.58%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2034	3,445	4,012,081
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2035	6,890	7,995,914
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,048,309
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,400	2,872,200
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	700	841,001
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	4,000	4,349,600
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/2029	775	846,013
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/2034	1,575	1,713,821
Series 2013 A, Public Utility Sub. Lien RB (c)	5.00%	10/01/2044	3,000	3,389,280
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,222,892
				35,291,111

Florida–7.43%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	685	709,304
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,930
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,183,860
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,270	2,554,613
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,782,832
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,200	2,343,836

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	$1,300	$1,515,774
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,300	1,302,015
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,639,470
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/2020	235	249,100
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,650	1,910,601
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/2033	975	1,063,355
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/2038	2,175	2,381,451
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(g)	4.50%	09/01/2034	295	298,148
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	3,100	3,464,591
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/2026	5,000	5,188,800
Series 2006, Ref. Hospital System RB	5.00%	11/15/2032	5,000	5,178,050
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,024,339
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,383,087
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	640	734,016
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,000	1,136,310
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,300,259
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	1,950	2,191,917
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	115	115,067
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	145	143,891
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,100	1,208,988
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	2,600	3,003,546
Series 2011, Ref. RB (c)	5.00%	10/01/2031	2,565	3,005,334
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/2018	3,250	3,561,675
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	310	309,461
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	400	419,020
Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	500	529,455
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	745	708,726
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	773	541,030
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,106,330
				57,208,184

Georgia–2.25%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	245	283,825
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	450	521,312
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	205	235,223
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,425,024
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,300	1,543,776
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,425,024
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	8,290	9,480,527

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	$1,000	$1,098,190
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,291,910
				17,304,811

Guam–0.83%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/2024	350	387,783
Series 2009 A, Limited Obligation RB	5.63%	12/01/2029	1,850	2,048,079
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	919,201
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,400	1,534,946
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	847,135
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	688,788
				6,425,932

Hawaii–1.06%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,124,730
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,881,775
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,289,214
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	1,695	1,877,196
				8,172,915

Idaho–0.51%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	750	856,898
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,133,120
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	660	681,496
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,080	1,256,807
				3,928,321

Illinois–17.98%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,016,870
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	2,000	2,000,820
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	725	795,477
Series 2013, Industrial Project RB	5.50%	11/01/2042	825	893,277
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	645	467,490
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2031	2,650	3,001,310
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,250	1,344,537
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/2033	4,000	4,255,760
Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/2030	4,500	4,908,195
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,771,881
Series 2015 C, RB (g)	5.00%	01/01/2046	850	922,284
Series 2015 D, RB	5.00%	01/01/2046	595	657,106
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	3,795	4,085,773
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,015,050

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$680	$714,177
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	425	445,723
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	356,578
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,100	3,210,019
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	438,278
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	652,072
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	2,020,824
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,531,101
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	1,290	1,347,689
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2032	1,175	1,257,133
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	932,636
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,591,265
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (f)(i)	5.50%	03/01/2017	982	196,331
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/2042	429	420,000
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	635	543,444
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,114,420
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,531,916
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/2022	1,125	1,255,286
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,072,920
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/2024	2,200	2,453,924
Series 2009 A, RB (c)	5.75%	08/15/2030	1,400	1,609,972
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	3,500	3,833,970
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,612,524
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/2015	1,535	905,497
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,250	1,440,887
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,016,200
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,905	2,245,595
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,800,254
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	3,500	3,776,675
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	1,675	1,857,843
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB (d)(e)	6.00%	05/15/2016	1,000	1,024,620
Series 2005 A, RB (d)(e)	6.00%	05/15/2016	1,350	1,383,237
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	2,370	2,648,759
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,630	4,065,745
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(h)	0.00%	12/15/2029	2,750	1,569,342
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	2,265	2,394,173
Series 2012 B, RB (c)	5.00%	12/15/2028	1,700	1,868,096
Series 2015, RB	5.50%	06/15/2053	2,200	2,414,984
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	1,205	1,346,310
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	1,100	1,226,434
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,311,403
Series 2015 A, RB (c)	5.00%	01/01/2040	11,210	12,637,145

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	$1,225	$1,279,108
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,450	2,732,436
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,642,377
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,262,308
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,333,663
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,075	3,444,400
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,437,526
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/2035	958	521,219
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/2036	811	816,336
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	485	506,098
Will County Community School District No. 161 (Summit Hill); Series 1999, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	01/01/2016	675	674,852
Series 1999, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	01/01/2019	425	410,410
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	01/01/2016	1,335	1,333,465
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	01/01/2019	990	909,830
				138,515,259

Indiana–4.62%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/2036	5,600	5,810,336
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,720,409
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,440	1,701,374
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/2046	1,495	1,608,979
Series 2014, RB (g)	5.25%	09/01/2034	870	972,747
Series 2014, RB (g)	5.25%	09/01/2040	2,520	2,752,470
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/2016	1,600	1,606,080
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/2040	3,850	4,121,771
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2035	500	543,670
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	575	610,046
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	646,740
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,781,206
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,250	1,443,188
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	2,000	2,269,060
Series 2013 F, RB (c)	5.00%	02/01/2030	3,240	3,690,943
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,818,315
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/2042	500	516,950
				35,614,284

Iowa–0.38%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,400	1,403,080
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	285	274,321
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,228,920
				2,906,321

Kansas–0.90%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,500	4,012,890
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,833,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	$1,000	$1,112,990
				6,959,070

Kentucky–2.64%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	1,500	1,617,165
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,165	1,258,328
Series 2015 A, Sr. RB	5.00%	01/01/2045	985	1,064,726
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	1,500	1,706,160
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,225	1,402,368
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,100	3,553,809
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	1,610	1,801,606
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	1,815	2,029,097
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,126,210
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/2036	3,545	3,623,274
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,143,720
				20,326,463

Louisiana–2.20%

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/2030	1,150	1,154,002
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	2,035	2,058,769
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/2026	2,000	2,263,300
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $2,241,585) (f)	5.75%	10/30/2018	2,242	2,278,123
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	832,410
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	553,825
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,521,907
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	962,486
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,848,695
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,528,519
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	966,494
				16,968,530

Maryland–0.68%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/2042	1,400	1,468,460
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,735,346
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,179,014
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	829,581
				5,212,401

Massachusetts–7.15%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	350	390,330
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB (d)(e)	5.00%	05/01/2019	1,000	1,132,630
Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB (h)	0.00%	07/01/2021	715	585,034
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,544,851

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (b)(h)	0.00%	01/01/2022	$1,550	$1,379,407
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/2032	2,150	2,295,254
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	514,808
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/2037	500	578,895
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (b)	5.13%	11/15/2035	500	559,580
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (b)	5.38%	02/01/2028	500	546,275
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	784,532
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/2040	250	262,988
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	250	250,233
Series 2005, RB	5.50%	01/01/2035	450	450,342
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/2038	8,000	8,593,600
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/2033	300	337,758
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	536,655
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/2032	2,500	3,420,750
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	526,980
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	547,835
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	848,280
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2007, RB (d)(e)	5.00%	07/01/2017	175	187,208
Series 2007, RB	5.00%	07/01/2047	425	448,915
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (d)(e)	8.00%	10/15/2019	250	315,977
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/2040	500	535,545
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	527,625
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	500	588,465
Series 2011 I, RB	7.25%	01/01/2032	825	995,923
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	553,665
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (g)	5.63%	07/01/2028	280	311,296
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	273,762
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	3,425	3,884,053
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/2035	4,670	4,887,389
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/2031	500	645,630
Series 2011 B, General RB	5.00%	08/01/2028	200	235,534
Series 2011 C, Ref. General RB (c)	5.00%	08/01/2030	3,500	4,111,835
Series 2011 C, Ref. General RB (c)	5.00%	08/01/2031	2,000	2,349,620
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)	5.50%	08/01/2030	1,500	1,950,645
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (b)	5.50%	01/01/2023	1,000	1,230,150
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (b)	5.25%	06/01/2019	1,975	1,983,473
				55,103,727

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–1.32%

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	$1,245	$1,328,303
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2032	2,500	2,797,600
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	625	683,800
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	694,481
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,498,655
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,201,660
				10,204,499

Minnesota–0.71%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	1,850	2,136,195
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,200	1,394,364
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/2016	1,850	1,935,322
				5,465,881

Missouri–1.65%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,300	1,311,986
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.10%	06/01/2020	870	871,801
Series 1999, Ref. & Improvement RB	6.20%	06/01/2029	1,000	1,001,210
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	867,802
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,729,433
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	290	298,448
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/2027	1,200	1,210,056
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,075,910
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,293,792
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	625	629,419
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	675	750,452
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,500	1,667,670
				12,707,979

Nebraska–1.53%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,857,350
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,749,106
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,075,230
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	3,690	4,070,550
				11,752,236

Nevada–1.15%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	2,860	3,146,686
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	2,220	2,442,533
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	3,100	3,310,738
				8,899,957

New Jersey–16.75%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	750	762,735

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/01/2021	$1,000	$1,113,250
East Orange (City of) Board of Education; Series 1998, CAB COP (INS-AGM) (b)(h)	0.00%	08/01/2019	1,845	1,726,108
Series 1998, CAB COP (INS-AGM) (b)(h)	0.00%	02/01/2025	1,845	1,403,824
Series 1998, CAB COP (INS-AGM) (b)(h)	0.00%	02/01/2028	2,850	1,840,102
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,116,550
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (b)	5.50%	10/01/2028	1,000	1,301,360
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (b)	5.00%	04/01/2021	775	853,546
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (b)(h)	0.00%	11/01/2025	2,000	1,550,920
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (b)	5.75%	11/01/2028	1,000	1,247,730
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,136,370
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (g)	5.35%	07/01/2034	1,000	1,014,090
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (g)	5.60%	11/01/2034	1,000	1,125,040
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,038,040
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,500	1,619,295
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,152,380
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.13%	06/15/2027	525	539,915
Series 2007, RB	5.13%	06/15/2037	700	713,538
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,943,302
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB (d)(e)	5.25%	11/15/2016	500	522,490
Series 2006, Ref. Retirement Community RB (d)(e)	5.25%	11/15/2016	500	522,490
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/2034	1,250	1,364,338
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,072,730
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/2021	31,035	33,864,771
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	7,000	8,825,320
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2026	1,500	1,675,950
Series 2009, School Facilities Construction RB (d)(e)	5.50%	12/15/2018	645	731,462
Series 2009, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/2034	355	389,673
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,051,750
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	560,985
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	561,985
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/2041	750	886,905
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/2032	1,000	1,156,310
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (b)	5.13%	01/01/2027	1,000	1,061,410
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	533,260
New Jersey (State of) Health Care Facilities Financing Authority (Jersey Hospital); Series 2006, RB (d)(e)	5.00%	07/01/2016	50	51,323
Series 2006, RB	5.00%	07/01/2046	1,950	1,976,520
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (b)	5.00%	07/01/2038	1,900	2,008,414
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/2031	550	606,909

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital); Series 2006, RB	5.00%	07/01/2036	$2,000	$2,031,220
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (e)	5.25%	07/01/2023	1,000	1,239,230
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/2038	1,000	1,105,830
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	3,505	3,899,348
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,652,835
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/2025	3,720	3,918,462
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/2026	2,340	2,459,714
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2018	1,000	1,078,210
Series 2009 A, Transportation System CAB RB (h)	0.00%	12/15/2039	6,000	1,599,660
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2030	1,600	747,392
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2031	3,000	1,311,540
New Jersey (State of) Turnpike Authority; Series 1991 C, RB (e)	6.50%	01/01/2016	135	135,738
Series 1991 C, RB (e)	6.50%	01/01/2016	90	90,492
Series 1991 C, RB (INS-AGM) (b)	6.50%	01/01/2016	580	583,173
Series 1991 C, RB (INS-NATL) (b)	6.50%	01/01/2016	255	256,364
Series 2005 A, Ref. RB (INS-AGM) (b)	5.25%	01/01/2027	705	876,999
Series 2009 E, RB	5.25%	01/01/2040	1,000	1,096,460
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,109,931
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/2042	500	552,425
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	6.75%	12/01/2038	600	703,614
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	560,145
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (b)(h)	0.00%	09/01/2032	5,000	2,761,600
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (b)	5.25%	08/15/2032	1,300	1,333,202
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,518,285
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	844,966
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,015	3,636,667
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,025	3,269,346
				128,995,938

New Mexico–0.64%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	1,000	1,107,340
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,314,263
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/2032	1,350	1,540,701
				4,962,304

New York–14.35%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/2040	1,370	1,556,594
Series 2009, PILOT RB	6.38%	07/15/2043	570	650,729
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	2,895,135
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/2028	1,000	1,137,200
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/2030	1,500	1,714,605
Series 2010 D, RB	5.25%	11/15/2026	2,500	2,914,000
Series 2013 A, RB	5.00%	11/15/2038	1,850	2,083,748
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	710	830,182
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,397,003

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (b)	5.38%	03/01/2028	$2,000	$2,461,440
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(g)	5.00%	11/01/2028	3,700	3,974,318
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/2035	14,900	15,479,760
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)(d)(e)	5.00%	06/15/2018	2,500	2,757,225
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	6,915	7,689,619
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,672,096
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	3,400	3,768,424
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/2038	5,010	5,709,647
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/2033	4,845	5,691,518
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,658,850
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	4,775	5,158,194
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	2,220	2,578,685
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/2023	3,000	3,341,460
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/2016	2,475	2,547,938
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/2037	1,750	1,986,828
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/2040	5,510	6,280,849
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	1,800	2,000,484
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	2,000	2,218,920
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	1,905	2,257,596
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/2037	1,600	1,639,616
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,315	5,451,489
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,067,098
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $848,563) (f)(i)	6.13%	02/15/2019	1,000	10
				110,571,260

North Carolina–2.25%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,275	7,181,549
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	1,225	1,281,436
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	4,300	4,824,858
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	800	823,928
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	2,870	3,255,728
				17,367,499

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,057,760

Ohio–18.62%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	202,345
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,439,088
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,318,829
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,756,718
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,145,020

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB (INS-AGC) (b)	5.25%	02/15/2019	$185	$201,447
Series 2008, Ref. RB (d)(e)	5.25%	02/15/2018	2,815	3,084,086
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,193,175
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/2031	1,000	1,075,080
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,835	5,059,820
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	435,454
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/2038	700	727,300
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)	5.00%	12/01/2036	5,000	5,845,050
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (b)	5.50%	10/01/2019	2,825	3,256,603
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,100	1,178,364
Columbus City School District; Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,133,890
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,133,890
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	795	811,560
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	566,585
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	12/01/2017	230	241,811
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,080,270
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	930	1,037,229
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	836,475
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2041	1,500	1,658,250
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	1,250	1,268,775
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (b)	5.00%	06/01/2030	1,000	1,125,960
Hamilton (County of); Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (b)(h)	0.00%	12/01/2023	2,000	1,607,620
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,111,440
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,524,003
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (b)	5.00%	05/01/2028	1,000	1,104,490
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/2031	8,000	8,236,320
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/2024	1,475	1,588,722
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/2024	5,840	6,292,366
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/2045	1,000	1,097,630
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,194,750
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,195,680
Medina City School District (School Facilities); Series 2008, COP (d)(e)	5.25%	06/01/2018	1,000	1,106,670
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/2026	700	712,040
Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/2031	5,050	5,899,158
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/2041	9,125	9,600,595
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (b)	6.25%	04/01/2020	2,270	2,501,199
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,103,460
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,384,635

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.13%	01/01/2028	$4,000	$4,482,000
Series 2009 B, Hospital RB (c)	5.50%	01/01/2034	1,000	1,132,490
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/2039	805	887,400
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/2019	1,500	1,654,095
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/2036	15,500	15,640,740
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/2020	625	682,600
Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,450	3,697,399
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/2046	10,000	10,368,300
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,585	1,734,085
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	600	655,656
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	860,047
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (g)	5.85%	09/20/2028	790	845,118
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (g)	5.25%	09/01/2030	85	85,110
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (b)(h)	0.00%	02/15/2030	1,000	620,690
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/2031	1,000	1,127,820
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/2016	2,375	2,425,160
Series 2010 C, Ref. PCR (d)	4.00%	06/03/2019	2,575	2,664,842
Ohio State University; Series 2010 D, RB (e)	5.00%	12/01/2030	45	59,434
Series 2010 D, RB	5.00%	12/01/2030	955	1,214,980
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/2030	500	549,060
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/2028	1,000	1,133,170
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	849,563
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	739,811
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,136,110
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,100,900
				143,420,432

Pennsylvania–1.65%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,112,550
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,946,963
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,073,641
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/2039	1,825	2,005,274
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/2028	2,250	2,534,197
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/2034	1,400	1,566,950
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	2,000	1,464,220
				12,703,795

Rhode Island–0.56%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	4,240	4,304,109

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–1.55%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	$1,000	$1,080,910
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,808,080
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	517	531,319
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	222	22,611
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	900	903,996
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,000	1,002,220
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	1,865	2,077,349
Series 2015, RB (g)	5.25%	07/01/2055	1,060	1,166,901
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	3,000	3,377,760
				11,971,146

South Dakota–0.44%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,620	1,770,336
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,603,699
				3,374,035

Tennessee–0.87%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	2,225	2,278,556
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/2027	2,650	2,862,901
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/2026	1,500	1,528,230
				6,669,687

Texas–14.81%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/2021	1,575	1,589,900
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,923,322
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,225	1,340,677
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	1,440	1,612,685
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/2016	105	105,400
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,698,119
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	1,825	2,056,355
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	5,250	5,706,435
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	825	977,650
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,000	1,093,860
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)	5.00%	11/15/2036	2,750	2,938,512
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,865	2,187,086
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	900	1,042,002
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2036	995	1,137,991
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (c)(d)(e)	5.00%	02/01/2017	3,320	3,491,345
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,330	1,341,784
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,538,516
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,030
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,651,299

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/2017	$1,100	$1,164,999
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,687,119
North Texas Tollway Authority; Series 2008, Ref. First Tier RB (d)(e)	5.63%	01/01/2018	880	965,826
Series 2008, Ref. First Tier RB	5.63%	01/01/2028	120	129,098
Series 2008, Ref. First Tier RB (d)(e)	6.00%	01/01/2018	875	967,111
Series 2008, Ref. First Tier RB (d)(e)	6.00%	01/01/2018	1,095	1,210,271
Series 2008, Ref. First Tier RB	6.00%	01/01/2026	125	136,238
Series 2008, Ref. First Tier RB	6.00%	01/01/2027	155	169,438
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	2,850	3,135,313
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	2,895	3,439,463
Series 2015 B, Ref. RB (c)(k)	5.00%	01/01/2040	9,860	10,904,568
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,126,319
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,025,370
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	560,621
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/2037	5,500	5,758,170
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	459,104
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	3,300	3,726,096
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	3,475	1,443,133
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	4,530	1,778,659
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	5,230	5,725,229
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	4,130	4,520,574
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2027	2,500	2,812,525
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	7,168,538
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,679,040
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,636,277
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,644,225
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,890,638
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,096,810
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,819,871
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,475	1,834,575
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	1,975	2,006,086
				114,060,272

Utah–0.11%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	821,656

Vermont–0.13%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/2036	1,000	1,020,250

Virgin Islands–1.05%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	811,565
Series 2009 A, Sub. RB	6.75%	10/01/2019	825	917,161

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–(continued)

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 A, Sub. RB	6.00%	10/01/2039	$2,000	$2,193,740
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,775	1,973,338
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,000	2,180,620
				8,076,424

Virginia–1.13%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	2,950	3,259,573
Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	970	1,115,810
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	3,530	3,735,693
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	615	634,096
				8,745,172

Washington–2.34%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (b)(h)	0.00%	02/01/2024	5,000	4,087,500
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	1,525	1,770,754
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,350	1,374,624
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2033	1,500	1,732,350
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	2,325	2,506,164
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,025	1,283,218
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,346,500
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,545	1,613,752
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,208,867
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,134,560
				18,058,289

West Virginia–1.06%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/2037	3,500	3,659,565
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,000	1,060,770
Series 2008, RB	6.25%	10/01/2023	1,100	1,164,911
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/2034	1,060	1,169,010
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/2039	1,020	1,118,063
				8,172,319

Wisconsin–0.78%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	450	479,088
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	410	436,879
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/2016	1,000	1,031,620
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,305	1,534,706
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/2023	450	467,951
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	900,515

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	$1,010	$1,145,209
				5,995,968

Wyoming–0.31%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/2035	1,000	1,003,450
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,354,650
				2,358,100
TOTAL INVESTMENTS(l)–161.77% (Cost $1,151,158,329)				1,246,176,378
FLOATING RATE NOTE OBLIGATIONS–(29.12)%

Notes with interest and fee rates ranging from 0.53% to 0.83% at 11/30/2015 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1D)(m)				(224,350,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(34.12)%				(262,800,000)
OTHER ASSETS LESS LIABILITIES–1.47%				11,294,588
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$770,320,966

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $24,009,622, which represented 3.12% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $717,563, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,575,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.8%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Trust’s investments with a value of $399,212,398 are held by TOB Trusts and serve as collateral for the $224,350,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2015 was $117,616,324 and $114,313,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$97,716,249
Aggregate unrealized (depreciation) of investment securities	(4,149,720)
Net unrealized appreciation of investment securities	$93,566,529
Cost of investments for tax purposes is $1,152,609,849.

Invesco Municipal Trust

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Municipal Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.